Dec. 31, 2024
Lazard Retirement US Systematic Small Cap Equity Portfolio
Lazard Retirement US Systematic Small Cap Equity Portfolio
Investment Objective
The Portfolio seeks long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of Lazard Retirement Series, Inc., but does not reflect the fees or charges imposed by the separate accounts of certain insurance companies (the “Participating Insurance Companies”) under variable annuity contracts or variable life insurance policies (the “Policies” and each, a “Policy”). If such fees and charges were reflected, the figures in the table would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Lazard Retirement US Systematic Small Cap Equity Portfolio		Service Shares	Investor Shares
Management Fees		0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.13%	0.13%
Total Annual Portfolio Operating Expenses		1.08%	0.83%
[1]	Based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect fees and expenses imposed by the Participating Insurance Companies under the Policies; if they were reflected, the figures in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Lazard Retirement US Systematic Small Cap Equity Portfolio - USD ($)	Service Shares	Investor Shares
1 Year	$ 110	$ 85
3 Years	$ 343	$ 265

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced investment operations prior to the date of this Prospectus, no portfolio turnover information is presented.

Principal Investment Strategies

The Investment Manager seeks to achieve the investment objective through investing in an actively managed, diversified, long-only portfolio comprised primarily of equity securities, principally common stocks, of small capitalization US companies. The Investment Manager considers “small cap companies” to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2000 Index (ranging from approximately $5.2 million to $15.0 billion as of March 31, 2025). The Portfolio typically invests in 200 to 500 companies.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap US companies. Equity securities also may include depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts and European Depositary Receipts. The Portfolio may invest up to 20% of its assets in other securities which need not be equity securities of small cap US companies, including investments in larger US companies and in non-US companies, including securities of emerging markets companies traded on a US exchange.

The Investment Manager actively manages the Portfolio using its proprietary investment strategy that creates and applies fundamental and quantitative techniques into a fully systematic process, which is designed to convert subjective criteria into various quantitative formulas to make investment decisions based upon fundamental market data. The Investment Manager terms this its “Automated Fundamental Analyst” investment framework, which involves steps including the following:

• identification of a fundamental opportunity, a recurring market inefficiency where the Investment Manager believes that investors are not fully incorporating the impact of a company’s changing operating fundamentals and/or attractive valuations;

• converting this market observation into quantified conditions utilizing proprietary process, knowledge and techniques;

• attempting to validate the observation through extensive proprietary testing that includes historical data, minimum targeted return objectives and persistence hurdles;

• through the operation of each Automated Fundamental Analyst, a number of securities are identified; and

• the securities selection process is implemented systematically into automated daily operations.

The Investment Manager selects investments for the Portfolio by applying the foregoing securities selection process to an investable universe of all publicly-traded equity securities, with a focus on small cap companies. However, Automated Fundamental Analysts, which may change over time, may be applied to the broad market or specific to a particular sector or industry. In addition, the selection process described above is not sequential, and certain criteria may be given more importance than others. Target position sizes are determined at the time of investment based on the input of one or more Automated Fundamental Analysts and subsequently monitored on an ongoing basis. To improve tax efficiency, the Portfolio may limit investments that have undesirable tax characteristics and may employ other tax-management techniques, such as adjusting the timing of trades, by relying in part on fundamental research and analytical judgements of the Investment Manager.

Principal Investment Risks
Risk Table - Lazard Retirement US Systematic Small Cap Equity Portfolio	Risk [Text Block]
Principal Investment Risks	Principal Investment Risks The value of your investment in the Portfolio will fluctuate, which means you could lose money.
Risk Lose Money [Member]	The value of your investment in the Portfolio will fluctuate, which means you could lose money.
Market Risk

Market Risk: The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the US and global investment markets.

Issuer Risk

Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Small Cap Companies Risk

Small Cap Companies Risk: Small cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Quantitative Model Risk

Quantitative Model Risk: The success of the Portfolio’s investment strategy depends largely upon the effectiveness of the Investment Manager’s quantitative model. A quantitative model, such as the risk and other models used by the Investment Manager requires adherence to a systematic, disciplined process. The Investment Manager’s ability to monitor and, if necessary, adjust its quantitative model could be adversely affected by various factors including incorrect or outdated market and other data inputs. Factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. In addition, factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value.

Depositary Receipts Risk

Depositary Receipts Risk: ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-US companies, because their values depend on the performance of the underlying non-US securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-US dollar-denominated non-US securities, because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-US dollar security is denominated.

Non-US Securities Risk

Non-US Securities Risk: The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless. In addition, investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

Sector Risk

Sector Risk: Implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular market sector, such as information technology companies, and the Portfolio would be expected to be affected by developments in that sector. Information technology companies generally operate in intensely competitive markets on a worldwide basis.

Also, because technological development in many areas increases at a rapid rate, these companies often produce products with very short life cycles and face the risk of product obsolescence.

Securities Selection Risk

Securities Selection Risk: Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Performance Bar Chart and Table

Because the Portfolio had not commenced investment operations prior to the date of this Prospectus, no performance returns are presented. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing changes in performance from year to year. Comparison of Portfolio performance to an appropriate index indicates how the Portfolio’s average annual returns compare with those of a broad measure of market performance. After the Portfolio commences investment operations, performance information will be available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.